Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (6,240,482)	$ (4,691,377)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	2,587	6,926
Stock-based compensation	496,066	898,293
(Decrease) to fair value of derivative	(108,944)	(679,271)
Inventory obsolescence charge	181,988	60,385
Gain on forgiveness of loan	(178,229)	0
(Increase) decrease in:
Inventory	(307,760)	(681,731)
Prepaid expenses and other current assets	(91,668)	147,032
Increase (decrease) in:
Accounts payable	66,033	(191,505)
Accrued interest	151,285	0
Accrued expenses and other liabilities	70,496	86,493
Net cash used in operating activities	(5,958,628)	(5,044,755)
Cash flows from investing activities:
Purchases of property and equipment	(3,275)	(2,455)
Net cash used in investing activities	(3,275)	(2,455)
Cash flows from financing activities:
Proceeds received from convertible notes	1,050,000	550,000
Proceeds received from PPP loan	0	176,300
Proceeds from issued common stock and warrants, net of financing costs	6,219,233	2,167,162
Proceeds from exercise of warrants	0	932,728
Net cash provided by financing activities	7,269,233	3,826,190
Net increase (decrease) in cash	1,307,330	(1,221,020)
Cash, beginning of year	959,309	2,180,329
Cash, end of period	2,266,639	959,309
Non-cash financing activities:
Issuance of restricted stock for services	103,750	93,500
Series J Warrants cost	0	219,737
Issuance of restricted stock	$ 0	$ 965